Fixed Assets, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Summary of Fixed Assets, Net
Fixed assets, net, as of June 30, 2021 and December 31, 2020, consisted of the following (
in thousands
):

	June 30, 2021	December 31, 2020
Fixed assets	$24,994	$22,838
Accumulated depreciation	(15,130)	(12,541)

Fixed assets, net	$9,864	$10,297

Fixed assets, net, as of December 31, 2020, and 2019, consisted of the following (in thousands):

	December 31,
	2020	2019
Capitalized internal use software	$17,906	$15,077
Office equipment	1,702	1,978
Leasehold improvements	1,489	1,677
Furniture & fixtures	941	1,502
Other assets	800	800

Fixed assets	22,838	21,034
Less: accumulated depreciation and amortization	(12,541)	(8,156)

Fixed assets, net	$10,297	$12,878